Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash flows from operating activities:
Net income (loss)	$ 781	$ (4,929)	$ (21,588)	$ (68,858)	$ (15,879)
Adjustments to reconcile net income (loss) to net cash flows from operating activities:
Depreciation expense	5,245	3,673	5,291	4,438	1,798
Amortization expense of assets and liabilities, net	1,252	369	637	1,334	(716)
Gain on sale of property, plant & equipment				(2,254)	(127)
Provision (benefit) for doubtful accounts	1,349	64	105	(1,432)	740
Stock compensation expense	3,047	491	1,376	2,522	3,574
(Income) loss from equity method investees	(501)	554	689	1,089	1,013
Deferred tax expense (benefit)	(3,363)	(3,728)	(3,252)	45,212	(8,268)
Impairment of intangible assets		7,336	7,336
Impairment of investments		400	400	200	1,400
Impairment of long lived assets		141	158	833	160
Change in fair value of preferred stock conversion feature embedded derivatives	55,571	(6,997)	8,208	2,339	(2,118)
Change in fair value of Seneca Holdco liability	2,050	2,044	3,742
Distributions received from equity method investees		50	100	110	363
Expense settled with stock issuance				334	867
Changes in asset and liabilities, net of effects from mergers and acquisitions:
Accounts receivable	(20,698)	4,709	(4,876)	(3,671)	10,585
Inventories	(16,430)	(71)	(15,937)	(1,045)	2,162
Prepaid expenses and other assets	(14,578)	666	1,866	2,915	362
Accounts payable	5,124	(5,913)	(3,378)	3,443	(1,346)
Accrued expenses and other liabilities	12,411	143	671	(1,087)	2,718
Deferred revenue	(8,300)	(4,599)	3,859	5,480
Billings in excess of costs and estimated earnings on uncompleted contracts				(111)	(924)
Net cash flows from operating activities	22,960	(5,597)	(14,593)	(8,209)	(3,636)
Cash flows from investing activities:
Cash paid for purchase of property, plant and equipment	(2,293)	(3,929)	(4,550)	(7,350)	(67,235)
Proceeds from the sale of fixed assets		320	303	3,032	1,315
Change in restricted cash	396	(525)	(513)	4,689	15,904
Cash received from escrow for purchase of investments					500
Cash provided through Blackhawk transaction					2,225
Cash provided through USBG acquisition					16,895
Return of investment in Bell, LLC					4,223
Consolidation of Bell, LLC	22
Deconsolidation of Blackhawk		(206)	(206)
Cash provided through Blackhawk acquisition		1	1
Cash provided through Central Iowa Energy acquisition		403	403
Net cash flows from investing activities	(1,875)	(3,936)	(4,562)	371	(26,173)
Cash flows from financing activities:
Borrowings on line of credit	1,000	5,500	9,400	880	5,522
Repayments on line of credit		(160)	(750)	(1,822)	(4,230)
Cash received for issuance of note payable from related party	10,000
Cash received for issuance of note payable				100	28,821
Cash paid on notes payable	(3,517)	(1,205)	(2,109)	(776)	(3,270)
Cash proceeds from investment in Seneca Landlord		4,000	4,000
Cash received from issuance of common stock to ARES Corporation		8,000	8,000
Cash received upon exercise of warrants	48
Cash paid for issuance cost of common and preferred stock			(280)		(480)
Cash paid for pending issuance of common and preferred stock	(1,293)	(280)
Cash paid for debt issuance costs	(699)	(691)	(702)		(208)
Net cash flows from financing activities	5,539	15,164	17,559	(1,618)	26,155
Net change in cash and cash equivalents	26,624	5,631	(1,596)	(9,456)	(3,654)
Cash and cash equivalents, Beginning of period	4,259	5,855	5,855	15,311	18,965
Cash and cash equivalents, End of period	30,883	11,486	4,259	5,855	15,311
Supplemental disclosures of cash flows information:
Cash received (paid) for income taxes	420	579	584	2,827	2,535
Cash paid for interest	4,086	3,000	4,226	2,128	2,582
Supplemental disclosure of non-cash investing and financing activities:
Effects of recapitalization		8,521	8,521
Accretion of preferred stock to redemption value	18,553	21,613	27,239	44,181	26,692
Amounts included in period-end accounts payable for:
Purchases of property, plant and equipment	680	47	192	38	1,020
Debt issuance costs	43
Equity issuance costs	964
Incentive common stock liability for supply agreement	1,388
Equity method investment received from REG, LLC					63
Removal of cost method investee as a result of consolidation		1,000	1,000
Issuance of common stock for debt financing cost		3,015	3,015
Reduction of accounts payable in exchange for assets					773
Removal of equity method investee as a result of consolidation	1,613	3,969	3,969		2,000
Property, plant and equipment acquired through the assumption of liabilities		39,314	39,314
Issuance of restricted stock units for equity issuance cost		582	582
Assets (liabilities) acquired through consolidation of 416 Bell, LLC
Cash	22
Property, plant and equipment	5,881
Other noncurrent assets	4
Other current liabilities	(17)
Debt	(4,757)
Other noncurrent liabilities	(567)
Removal of equity method investee as a result of consolidation	566
Assets (liabilities) acquired through the issuance of stock:
Cash		8,404	8,404
Restricted cash		2,302	2,302		22,749
Other current assets	78	1,342	1,342		61
Property, plant, and equipment	18,886	89,597	89,597		9,420
Goodwill		69,059	68,784
Intangible assets		5,895	3,027		410
Deferred tax assets					27,383
Other noncurrent assets		231	231	1,359	67
Line of credit		(900)	(900)
Other current liabilities		(5,548)	(5,548)		(3,059)
Debt	(1,001)	(72,668)	(72,668)
Unfavorable lease obligation					(12,128)
Noncontrolling interest					(24,820)
Other noncurrent liabilities		(11,729)	(11,454)
Fair value of contingent consideration		(2,868)
Fair value of investment prior to allocation	(1,613)
Assets (liabilities) acquired through the issuance of stock	$ 16,350	$ 83,117	$ 83,117	$ 1,359	$ 20,083